Defensive Market Strategies Fund Investment Strategy - Defensive Market Strategies Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●To pursue its investment objective, the Fund utilizes principal investment strategies managed by the Fund’s investment sub-advisers (Sub-Advisers) under the ultimate supervision of GuideStone Capital Management, LLC (the Adviser). The Adviser seeks to combine principal strategies in order to manage to a targeted level of equity market sensitivity (or beta) consistent with the composite index of the Fund. This combination of principal strategies is intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. This reduced market volatility is intended to reduce the downside risk of the Fund relative to that of the equity market. In general, the Fund seeks to meet its investment objective by seeking greater participation in equity market gains than in equity market losses. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.●The principal strategies, and the range of assets that will generally be allocated to each, are as follows:Principal StrategyRange of AssetsHedged Equity20%-80%Long Only Equity0%-35%Long-Short Equity0%-35%Options Equity0%-70%●The Adviser monitors the Fund’s investments and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, employ different investment strategies and styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective. The Adviser may increase or decrease a strategy’s weighting within the stated range of Fund assets to a level deemed appropriate to further the Fund’s investment objective.●The four principal investment strategies that the Fund employs are discussed below:●The Hedged Equity Strategy typically combines long equity investments with complementary hedging positions to participate in stock market gains while mitigating downside risk and volatility. The strategy’s core long component invests in equity securities and related instruments, including certain derivatives, (e.g., swaps, futures and options) that provide exposure to equity price movements, while a defensive hedging component employs short positions and derivative instruments such as options, futures or swaps to offset potential losses during market downturns and help offset the cost of the underlying hedges. By maintaining these concurrent long and hedged exposures, the strategy strives to reduce volatility and limit drawdowns relative to a traditional long-only equity approach. Overall, the strategy emphasizes prudent risk control and downside protection, aiming for a more stable return profile compared to an unhedged equity portfolio.●The Long Only Equity Strategy will invest in one or two main components: a “value-yield” component that focuses primarily on dividend paying equity securities and a “U.S. defensive equity” component that focuses primarily on U.S. equity securities with lower volatility compared to the broader equity market. Pursuant to the strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depositary receipts, which may be sponsored or unsponsored. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (REITs) and other real estate related companies (companies that derive their revenue from, or have their assets in, real estate, including the ownership, construction, management or sale of real estate).●The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on the capital appreciation of those securities. The short component involves making short sales of stocks to profit from a decline in those stock’s values. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses. The strategy focuses primarily on U.S. equity securities and U.S. equity-related securities and may also include investments in non-U.S. equity securities, and to a lesser extent fixed income securities. The long or short strategy may use options, futures and swaps to gain exposure to stock indexes and individual equity securities.●The Options Equity Strategy seeks to deliver equity-like returns with lower volatility than the broader U.S. equity markets by combining long-dated call options and short-term put writing on equity indexes such as the S&P 500® Index. The strategy involves purchasing long-dated, cash-settled call options to capture upside market participation, while writing short-term, cash-settled put options to generate premium income. All written options are fully collateralized with a portfolio of U.S. Treasury Bills, Notes or other government securities, ensuring no leverage is employed. When the Fund writes a put option, it receives a premium and agrees to pay the option holder the difference between the strike price and the index level if the index falls below the strike. When the Fund purchases a call option, it gains the right to benefit from index appreciation above the strike price, with losses limited to the premium paid. Options are considered “out of the money” when the strike price is less favorable than the current index level, and such options typically expire without being exercised. The Fund seeks to profit from selling these out-of-the-money options based on market-implied probabilities of expiration. By combining these strategies, the Fund aims to construct a convex return profile that participates in rising markets while mitigating downside risk.●The Fund may hold up to 20% of its assets in securities denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.●The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. The Fund may also use derivatives, including futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short. Sub-Advisers may make currency investment decisions independent of their underlying security selections.●From time to time, based on economic and market conditions, the Fund may invest heavily in a particular economic sector or sectors.●The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.